Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Policies and Practices Related to the Grant of Certain Equity Awards
The Compensation Committee approves equity awards granted to our NEOs on or prior to the grant date, but grants made prior to the date of this Proxy Statement have not been made on a predetermined schedule. The Compensation
Committee does not take material nonpublic information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Company did not grant option awards to any of the NEOs in 2025.
On April 2, 2026, the Compensation Committee established a policy for making annual grants and new hire/
engagement grants to individuals other than our non-employee directors. This policy provides that annual grants will typically be awarded on or about April 2nd to all eligible employees and consultants and new hire/engagement grants will be awarded on the first business day of the month after employment/engagement begins.

Award Timing Method	The Compensation Committee approves equity awards granted to our NEOs on or prior to the grant date, but grants made prior to the date of this Proxy Statement have not been made on a predetermined schedule. The Compensation
Committee does not take material nonpublic information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false